SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives
%
Computers, peripheral equipment and electronic equipment	15 - 33 (mainly 33)
Office furniture and equipment	6 - 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Total Accumulated Other Comprehensive Loss, Net
	Year ended December 31,
	2013	2014	2015

Accumulated foreign currency translation differences	$(296)	$(383)	$(383)
Accumulated income (loss) on derivatives	33	(2,567)	135

Total accumulated other comprehensive loss, net	$(263)	$(2,950)	$(248)